SEGMENT REPORTING (Details) - Schedule of disaggregation of revenue by channel - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 3,672	$ 1,939	$ 7,149	$ 4,853	$ 12,117	[1]	$ 7,834
Mass retail
Disaggregation of Revenue [Line Items]
Revenue					6,879		3,318
Specialty, health and other retail
Disaggregation of Revenue [Line Items]
Revenue					689		1,235
Distributors
Disaggregation of Revenue [Line Items]
Revenue					4,036		2,397
E-commerce
Disaggregation of Revenue [Line Items]
Revenue					$ 513		$ 885

[1]	See Note 3. for information on the restatement adjustment as of December 31, 2020.